6. ACCRUED SETTLEMENT (Details Textual 2) (BlackMountainEquitiesMember)	Apr. 09, 2012	Nov. 15, 2011	Nov. 09, 2011
BlackMountainEquitiesMember
Number of shares to be issued			18,000,000
Number of shares hold in escrow		18,000,000
Number of shares release from escrow	18,000,000
Additional Shares isuence subject to the court approval	800,000